Commitments and Contingencies	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)	Vessels Under Construction and Upgrades

Teekay LNG's share of commitments to fund newbuilding and other construction contract costs as at September 30, 2019 are as follows:

	Total $	Remainder of 2019 $	2020 $	2021 $	2022 $
Consolidated LNG carriers (i)	55,018	4,416	9,733	27,191	13,678
Equity-accounted joint ventures (ii)	241,189	241,189	—	—	—
	296,207	245,605	9,733	27,191	13,678

(i)
In May 2019, Teekay LNG received approximately $45 million from a shipyard related to warranty claims on certain of Teekay LNG's LNG carriers and recognized the amounts as reductions to the carrying values of the applicable LNG carriers. In connection with the warranty settlement, Teekay LNG entered into an agreement in June 2019 with a contractor to supply equipment on certain of its LNG carriers in 2021 and 2022 for an estimated installed cost of approximately $61 million.

(ii)
The commitment amounts relating to Teekay LNG’s share of costs for newbuilding and other construction contracts in Teekay LNG’s equity-accounted joint ventures are based on Teekay LNG’s ownership percentage in each respective joint venture as of September 30, 2019. These commitments are described in more detail in "Item 18 – Financial Statements: Note 16" of the Company’s Annual Report on Form 20-F for the year ended December 31, 2018. Based on Teekay LNG's ownership percentage in each respective joint venture, Teekay LNG's equity-accounted joint ventures have secured $188.0 million of undrawn financing related to Teekay LNG's proportionate share of the remaining commitments included in the table above.

b)	Liquidity

Management is required to assess whether the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Company had a consolidated net loss of $271.5 million and consolidated cash flows from operating activities of $256.1 million during the nine months ended September 30, 2019 and had a working capital deficit of $366.0 million as at September 30, 2019. This working capital deficit included approximately $528.5 million related to scheduled maturities and repayments of debt in the next 12 months, of which some loan maturities relate to assets which are subject to purchase obligations of the charterer, and was classified as current liabilities as at September 30, 2019.

Based on the Company’s liquidity at the date these unaudited consolidated financial statements were issued, and the liquidity the Company expects to generate from operations over the following year assuming no significant decline in spot tanker rates, the Company expects that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these unaudited consolidated financial statements.

c)	Legal Proceedings and Claims

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.

d)	Other

The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.

Teekay LNG also guarantees its proportionate share of certain loan facilities and obligations on interest rate swaps for its equity-accounted joint ventures for which the aggregate principal amount of the loan facilities and fair value of the interest rate swaps as at September 30, 2019 was $1.3 billion. As of the date these consolidated financial statements were issued, Teekay LNG's equity-accounted joint ventures were in compliance with all covenants relating to these loan facilities that Teekay LNG guarantees.